Commitments and Contingencies - Additional Information (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Period for which future capital and operating expenditures are committed	2014-2046
Estimated future purchase commitment	800,000,000
Total minimum lease payments	684,000,000
Expenses for operating leases	154,000,000	182,000,000	161,000,000
Interest free loan provided to trustee				20,000,000
Capital expenditure
Commitments and Contingencies Disclosure [Line Items]
Total future committed expenditure	569,000,000
Operating expenditures
Commitments and Contingencies Disclosure [Line Items]
Total future committed expenditure	1,500,000,000